Revenue	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue
Revenue

The following tables disaggregate revenue by major sources for the year:

	Year Ended December 31, 2019
	Utilities	Midstream	Power	Corporate	Total
Revenue from contracts with customers
Commodity sales contracts	$—	$1,093.7	$1,131.4	$—	$2,225.1
Midstream service contracts	—	145.0	—	—	145.0
Gas sales and transportation services	2,501.4	—	—	—	2,501.4
Storage services	28.1	—	—	—	28.1
Other	9.2	2.7	29.0	—	40.9
Total revenue from contracts with customers	$2,538.7	$1,241.4	$1,160.4	$—	$4,940.5

Other sources of revenue
Revenue from alternative revenue programs (a)	$29.5	$—	$—	$—	$29.5
Leasing revenue (b)	0.9	136.6	105.1	—	242.6
Risk management and trading activities (c) (d)	—	196.2	65.9	0.2	262.3
Other	(4.9)	0.1	24.9	—	20.1
Total revenue from other sources	$25.5	$332.9	$195.9	$0.2	$554.5
Total revenue	$2,564.2	$1,574.3	$1,356.3	$0.2	$5,495.0

(a)
A large portion of revenue generated from the Utilities segment is subject to rate regulation and accordingly there are circumstances where the revenue recognized is mandated by the applicable regulators in accordance with ASC 980.

(b)
Revenue generated from certain of AltaGas’ gas facilities is accounted for as operating leases. For the Power segment, a significant amount of revenue earned is through power purchase agreements which are accounted for as operating leases.

(c)
Risk management activities involve the use of derivative instruments such as physical and financial swaps, forward contracts, and options. These derivatives are accounted for under ASC 815 and ASC 825. The majority of revenue generated by the Midstream and Power segments is from the physical sale and delivery of natural gas and power to end users, except for WGL Midstream (see footnote d).

(d)
WGL Midstream trading margins are reported in risk management and trading activities from the Midstream segment. WGL Midstream enters into derivative contracts for the purpose of optimizing its storage and transportation capacity as well as managing the transportation and storage assets on behalf of third parties. The trading margins of WGL Midstream, including unrealized gains and losses on derivative instruments, are netted within revenues. Gross revenues for the year ended December 31, 2019 of $504.5 million associated with the GAIL Global (USA) LNG LLC (GAIL) contract, which are in scope of ASC 606, are reported within risk management and trading activities. While the GAIL contract is individually not accounted for as a derivative, it is inseparable from the overall trading portfolio of WGL Midstream. Revenue is recognized at a point in time based on the actual volumes of the commodity sold at the delivery point, which corresponds to the customer’s monthly invoice amount. The GAIL contract has a term of 20 years and began on March 31, 2018.

	Year Ended December 31, 2018
	Utilities	Midstream	Power	Corporate	Total
Revenue from contracts with customers
Commodity sales contracts	$—	$665.2	$497.5	$—	$1,162.7
Midstream service contracts	—	205.0	—	—	205.0
Gas sales and transportation services	1,684.3	—	—	—	1,684.3
Storage services	35.4	—	—	—	35.4
Other	10.7	0.6	25.1	—	36.4
Total revenue from contracts with customers	$1,730.4	$870.8	$522.6	$—	$3,123.8

Other sources of revenue
Revenue from alternative revenue programs (a)	$21.7	$—	$—	$—	$21.7
Leasing revenue (b)	0.6	96.6	354.9	—	452.1
Risk management and trading activities (c) (d)	1.0	377.6	268.5	(2.9)	644.2
Other	(1.1)	(0.4)	16.0	0.4	14.9
Total revenue from other sources	$22.2	$473.8	$639.4	$(2.5)	$1,132.9
Total revenue	$1,752.6	$1,344.6	$1,162.0	$(2.5)	$4,256.7

(a)
A large portion of revenue generated from the Utilities segment is subject to rate regulation and accordingly there are circumstances where the revenue recognized is mandated by the applicable regulators in accordance with ASC 980.

(b)
Revenue generated from certain of AltaGas’ gas facilities is accounted for as operating leases. For the Power segment, a significant amount of revenue earned is through power purchase agreements which are accounted for as operating leases.

(c)
Risk management activities involve the use of derivative instruments such as physical and financial swaps, forward contracts, and options. These derivatives are accounted for under ASC 815 and ASC 825. Revenue generated by the Midstream and Power segments is from the physical sale and delivery of natural gas and power to end users, except for WGL Midstream (see footnote d).

(d)
WGL Midstream trading margins are reported in risk management and trading activities from the Midstream segment. WGL Midstream enters into derivative contracts for the purpose of optimizing its storage and transportation capacity as well as managing the transportation and storage assets on behalf of third parties. The trading margins of WGL Midstream, including unrealized gains and losses on derivative instruments, are netted within revenues. Gross revenues for the year ended December 31, 2018 of $264.2 million associated with the GAIL Global (USA) LNG LLC (GAIL) contract, which are in scope of ASC 606, are reported within risk management and trading activities. While the GAIL contract is individually not accounted for as a derivative, it is inseparable from the overall trading portfolio of WGL Midstream. Revenue is recognized at a point in time based on the actual volumes of the commodity sold at the delivery point, which corresponds to the customer’s monthly invoice amount. The GAIL contract has a term of 20 years and began on March 31, 2018.

Revenue Recognition

The following is a description of the Corporation’s revenue recognition policy by segment and by major source of revenue from contracts with customers.

Utilities Segment

Gas Sales and Transportation Services

Customers are billed monthly based on regular meter readings. Customer billings are based on two main components: (i) a fixed service fee and (ii) a variable fee based on usage. Revenue is recognized over time when the gas has been delivered or as the service has been performed. As meter readings are performed on a cycle basis, AltaGas recognizes accrued revenue for any services rendered to its customers but not billed at month-end. The vast majority of these contracts are “at-will” as customers may cancel their service at any time, however, there are certain contracts that have terms of one year or longer. For these long-term contracts, there is generally a contract demand specified in the contract whereby the customer has to pay regardless of whether or not gas has been delivered. These contracts generally do not contain any make up rights and revenue is recognized on a monthly basis as service has been performed.

Gas Storage Services

Gas storage customers are billed monthly for services provided. Customer billings are based on four components: (i) reservation charges; (ii) capacity charges; (iii) injection/withdrawal charges; and (iv) excess charges. Reservation charges are based on the customer’s contract withdrawal quantity, capacity charges are based on the customer’s total contract quantity, and injection/withdrawal charges are based on the volume of gas delivered to or from the customer. Excess charges are applied to each day that the storage quantity exceeds 100 percent of the customer’s maximum storage quantity. Revenue is recognized as the service has been performed over time on a monthly basis, which corresponds to the invoice amount. The majority of these contracts have terms extending beyond one year.

Midstream Segment

Commodity Sales

A portion of the NGL production from AltaGas’ extraction facilities is subject to frac spread between NGLs extracted and the natural gas purchased to make up the heating value of the NGLs extracted. For commodity sales contracts that do not meet the definition of a derivative or for contracts whereby AltaGas has elected to apply the normal purchase normal sales scope exception, the sales contract is accounted for under ASC 606. These commodity sales contracts have varying terms but the majority of the contracts have a one-year term which coincides with the NGL year. AltaGas recognizes revenue for commodity sales contracts at a point in time based on the actual volumes of the commodity sold at the delivery point, which corresponds to the customer’s monthly invoice amount.

Commodity sales contracts at the RIPET generate revenue from the sale and delivery of liquid propane purchased from upstream producers. Revenue from these sales contracts is recognized when propane is loaded onto transport vessels, which is the delivery point. AltaGas has the right to consideration in an amount that directly corresponds to the volumes of propane loaded on a vessel.

Commodity sales also include gas sales to residential, commercial, and industrial customers in certain jurisdictions where WGL Energy Services is authorized as a competitive service provider. These commodity sales contracts have varying terms that generally range from one to five years. Customers are billed monthly based on the amount of gas delivered to the customer. Revenue is recognized based on the amount the Corporation is entitled to invoice the customer.

Midstream Service Contracts

AltaGas earns revenue from its field gathering and processing facilities, extraction facilities, and transmission systems through a variety of contractual arrangements. For arrangements that do not contain a lease, the revenue is accounted for under ASC 606 as follows:

Fee-for-service – The customer is charged a fee for the service provided on a per unit volume basis. Contract terms generally range from one month to up to the life of the reserves. Revenue under this type of arrangement is recognized over time as the service is provided, which corresponds to the customer’s monthly invoice amount.

Take-or-pay – The customer has agreed to a minimum volume commitment whereby the customer must have AltaGas process or deliver a specified volume at a rate per unit that is specified in the contract. Quantities that the customer is unable to deliver are considered deficiency quantities. Certain of AltaGas’ take-or-pay contracts contain provisions whereby the customer can make up deficiency quantities in subsequent periods. Under this type of arrangement, any consideration received relating to the deficiency quantities that will be made up in a future period will be deferred until either: (i) the customer makes up the volumes or (ii) the likelihood that the customer will make up the volumes before the make up period expires becomes remote. If AltaGas does not expect the customer to make up the deficiency quantities (also referred to as breakage amount), AltaGas may recognize the expected breakage amount as revenue before the make up period expires. Significant judgment is required in estimating the breakage amount. For contracts where the customer has no make up rights, revenue is recognized on a monthly basis based on the higher of (i) the actual quantity delivered times the per unit rate or (ii) the contracted minimum amount.

Power Segment

For the Power segment, a significant amount of revenue earned is through power purchase agreements which are accounted for as operating leases. In instances where power generation is not sold under a power purchase agreement, the commodity is sold via a merchant market, or via commodity sales agreements which are accounted for as financial instruments. For commodity sales contracts that do not meet the definition of a lease, derivative or for contracts whereby AltaGas has elected to apply the normal purchase normal sales scope exception, the sales contract is accounted for under ASC 606.

Commodity Sales

Energy generated from commercial solar and combined heating and power assets is sold under long-term power purchase agreements with a general duration of approximately 20 years. These long-term purchase agreements provide stable cash flow by way of contracted prices for the underlying commodities. During 2019, AltaGas closed the sale of its U.S. portfolio of distributed generation assets, which included wholly owned solar and fuel cell projects and tax equity partnership interests (Note 4). Subsequent to the sale, AltaGas will continue to generate energy from its combined heating and power assets.

Commodity sales also include electricity sales to residential, commercial, and industrial customers in certain jurisdictions where WGL Energy Services is authorized as a competitive service provider. These commodity sales contracts have varying terms that generally range from one to five years. Customers are billed monthly based on meter readings or the amount of energy delivered to the customer. Revenue is recognized based on the amount the Corporation is entitled to invoice the customer.

Contract Balances

As at December 31, 2019, a contract asset of $30.0 million has been recorded within long-term investments and other assets on the Consolidated Balance Sheets (December 31, 2018 – $11.5 million). This contract asset represents the difference in revenue recognized under a new rate in a blend-and-extend contract modification with a customer. Revenue from this contract modification will be recognized at the pre-modification rate for the remainder of the original term with the excess revenue recorded as a contract asset. The contract asset will be drawn down over the remaining term of the modified contract.

In addition, at December 31, 2019 there is a contract asset of $58.6 million (December 31, 2018 - $47.3 million) recorded within prepaid expenses and other current assets on the Consolidated Balance Sheets for WGL Energy Systems’ unbilled revenue relating to design-build construction contracts. The contract asset represents unbilled amounts typically resulting from sales under contracts when the cost-to-cost method of revenue recognition is utilized, and revenue recognized exceeds the amount billed to the customer. Right to payment is achieved when the projects are formally “accepted” by the federal government. At December 31, 2019, contract liabilities of $1.7 million (December 31, 2018 - $2.2 million) have been recorded within accounts payable and accrued liabilities on the Consolidated Balance Sheets. The contract liabilities consist of advance payments and billings in excess of revenue recognized and deferred revenue. Contract assets and liabilities are reported in a net position on a contract-by-contract basis at the end of each reporting period.

Contract Assets

As at	December 31, 2019	December 31, 2018

Balance, beginning of year	$58.8	$—
Additions	32.3	130.1
Transfers to held for sale (a)	—	(72.2)
Transfers to accounts receivable (b)	—	(3.7)
Foreign exchange translation	(2.5)	4.6
Balance, end of year	$88.6	$58.8

(a)
In the fourth quarter of 2018, WGL Energy Systems reached an agreement for the sale of a financing receivable included in the contract asset balance. Accordingly, the receivable was classified as held for sale at December 31, 2018. In February 2019, WGL Energy Systems completed the sale of the financing receivable (Note 4).

(b)	Amounts included in contract assets are transferred to accounts receivable when AltaGas’ right to consideration becomes unconditional.

Contract Liabilities

As at	December 31, 2019	December 31, 2018

Balance, beginning of year	$2.2	$—
Additions	1.9	2.6
Revenue recognized from contract liabilities (a)	(2.2)	(0.5)
Foreign exchange translation	(0.2)	0.1
Balance, end of year	$1.7	$2.2

(a)	Recognition of revenue related to performance obligations satisfied in the current period for amounts that were previously included in contract liabilities.

Transaction price allocated to the remaining obligations

The following table includes estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied as of December 31, 2019:

	2020	2021	2022	2023	2024	2025 & beyond	Total
Midstream service contracts	$113.1	$89.8	$88.9	$86.5	$86.4	$971.9	$1,436.6
Storage services	24.2	24.2	23.5	23.2	23.2	168.4	286.7
Other	19.4	8.9	2.0	2.0	2.0	12.0	46.3
	$156.7	$122.9	$114.4	$111.7	$111.6	$1,152.3	$1,769.6

AltaGas applies the practical expedient available under ASC 606 and does not disclose information about the remaining performance obligations for (i) contracts with an original expected length of one year or less, (ii) contracts for which revenue is recognized at the amount to which AltaGas has the right to invoice for performance completed, and (iii) contracts with variable consideration that is allocated entirely to a wholly unsatisfied performance obligation or to a wholly unsatisfied promise to transfer a distinct good or service that forms part of a single performance obligation. In addition, the table above does not include any estimated amounts of variable consideration that are constrained. The majority of midstream service contracts, gas sales and transportation service contracts, and storage service contracts contain variable consideration whereby uncertainty related to the associated variable consideration will be resolved (usually on a daily basis) as volumes are processed, gas is delivered or as service is provided.